SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
4.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group's chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment, which is the provider of cloud-based application platforms and CA systems.

The Group operates in the PRC and all of the Group's long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2013	2014	2015

Products:
Smart cards	$78,256	$67,108	$43,533
Other products	4,670	6,412	2,865

Subtotal	82,926	73,520	46,398

Services:
Head-end system integration	2,731	4,591	3,235
Head-end system development	1,103	1,566	2,419
Licensing income	1,098	2,516	725
Royalty income	512	585	518
Other services	77	165	407

Subtotal	5,521	9,423	7,304

Total	$88,447	$82,943	$53,702

VAT refunds of $6,603, $5,433 and $4,129, primarily related to product sales, were included in revenues for the years ended December 31, 2013, 2014 and 2015, respectively.